UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2007

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       BANKERS TRUST CO, CR
Address:    221 3RD AVE. S.E.
            CEDAR RAPIDS, IA 52401


13F File Number: 28-10792

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JOHN LEPLEY
Title: COMPLIANCE OFFICER
Phone: 515-245-2459
Signature, Place, and Date of Signing:

JOHN LEPLEY    DES MOINES, IA    01/04/2008

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           20
Form 13F Information Table Value Total:           $ 7,082

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                  VALUE     SHARES/  SH/  PUT/ INVSTMT OTHER          VOTING AUTHORITY
  NAME OF ISSUER                   OF CLASS     CUSIP     (X $1000) PRN AMOUNTPRN CALL DISCRTN MANAGERS SOLE     SHARED   NONE

  AMERICAN INTERNATIONAL GROUP     COM          026874107       263     4515 SH        SOLE             4515
  ANHEUSER BUSCH                   COM          035229103       631    12054 SH        SOLE             12054
  BAC                              PRE          055184204       199    10000 SH        SOLE             10000
  CITIGROUP                        PRE          17307Q205       738    40000 SH        SOLE             40000
  EMERSON ELECTRIC                 COM          291011104       303     5347 SH        SOLE             5347
  EXXON MOBIL                      COM          30231G102       367     3915 SH        SOLE             3915
  GENERAL ELECTRIC CO.             COM          369604103       526    14202 SH        SOLE             14202
  HILLS BANCORPORATION             COM          431643105       221     3600 SH        SOLE             3600
  INTERNATIONAL BUSINESS MACHINES  COM          459200101       205     1895 SH        SOLE             1895
  ISHARES                          MUT          464287507       605     7120 SH        SOLE             7120
  JOHNSON & JOHNSON                COM          478160104       445     6665 SH        SOLE             6665
  MCDONALDS CORP                   COM          580135101       270     4590 SH        SOLE             4590
  MICROSOFT CORP                   COM          594918104       366    10293 SH        SOLE             10293
  PEPSICO INC                      COM          713448108       495     6527 SH        SOLE             6527
  PROCTER & GAMBLE                 COM          742718109       438     5966 SH        SOLE             5966
  U S BANCORP                      COM          902973304       295     9304 SH        SOLE             9304
  USB CAPITAL                      PRE          903301208       195    10000 SH        SOLE             10000
  UNITED TECHNOLOGIES              COM          913017109       245     3200 SH        SOLE             3200
  WELLS FARGO                      COM          949746101       275     9098 SH        SOLE             9098
  TRAVELCENTERS                    COM          JKE174103         0    50000 SH        SOLE             50000